ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands									12 Months Ended
	Mar. 27, 2025 USD ($)	Aug. 15, 2024 CNY (¥) shares	Jul. 05, 2023 shares	Jul. 05, 2022 shares	Sep. 10, 2021 $ / shares shares	Jan. 25, 2021 shares	Jun. 24, 2020 shares	May 04, 2017 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares shares	Aug. 15, 2024 $ / shares shares	Jul. 01, 2024 $ / shares	Jul. 01, 2024 CNY (¥) Vote class shares	Dec. 31, 2023 $ / shares	Sep. 10, 2021 CNY (¥) tranche shares	Mar. 22, 2021 shares	Jan. 31, 2021 shares	Jun. 30, 2020 shares	Jan. 31, 2020 shares	Sep. 30, 2018 shares	Nov. 30, 2017 shares	Jul. 20, 2017 USD ($) $ / shares shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Authorized share capital																¥ 50									$ 50
Common stock, shares authorized																500,000,000				390,518,031	420,874,891	433,071,251	467,924,866	493,344,264	500,000,000
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001			$ 0.0001				$ 0.0001								$ 0.0001
Number of shares issued								56,179,775
Number of shares transferred by related party																		825,131
Value of shares transferred by related party | ¥																		¥ 0
Stock issuance costs									¥ 1,656	$ 237	¥ 27,034	¥ 3,896
Option to purchase additional shares														1,022,850
Threshold period to exercise option to purchase additional shares		30 days
Re-designation of ordinary shares		1
Offering price | $ / shares														$ 11
Share repurchase program, authorized amount | $	$ 10,000
Share repurchase program, period	2 years
Repurchase or ordinary shares (in shares)									1,769,610	1,769,610
Payments for repurchase of stocks									¥ 3,494	$ 500
Restricted shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Shares granted					1,478,415
Number of tranches | tranche																		2
Restricted shares | Tranche one
PRINCIPAL ACTIVITIES AND ORGANIZATION
Shares vested				739,207
Restricted shares | Tranche two
PRINCIPAL ACTIVITIES AND ORGANIZATION
Shares vested			739,208
Series D2 Preferred Shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Number of ordinary shares re-designated							6,943,638
Series D3 Preferred Shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Number of ordinary shares re-designated						3,939,542
Shares acquired						3,939,542
Series E Preferred Shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Shares acquired																			3,751,945
Class A ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Common stock, shares authorized										483,068,176			483,068,176			483,068,176
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001			$ 0.0001		$ 0.0001
Number of shares issued		6,819,000
Number of votes | Vote																1
Gross proceeds | ¥		¥ 25,003
Common stock, shares issued										171,596,634			163,294,773
Common stock, shares outstanding										161,525,163			163,294,773
Class B ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Common stock, shares authorized										16,931,824			16,931,824			16,931,824
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001			$ 0.0001		$ 0.0001
Number of votes | Vote																20
Number of ClassA share for each share converted | class																1
Stock issuance costs | ¥		¥ 7,866
Re-designation of ordinary shares into Class A and Class B		16,931,824
Common stock, shares issued										16,931,824			16,931,824
Common stock, shares outstanding										16,931,824			16,931,824
ADR
PRINCIPAL ACTIVITIES AND ORGANIZATION
Repurchase or ordinary shares (in shares)									589,870	589,870